Provision for Reclamation Liabilities (Details) - CAD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Provision for Reclamation Liabilities (Details) [Line Items]
Estimated discounted cash flows of future reclamation costs	$ 10.8		$ 11.5
Undiscounted future cash outflows	$ 10.1		$ 10.8
Nominal discount rate, percentage	4.50%		4.07%
Reclamation disbursements amount	$ 0.9	$ 0.7
Rehabilitation expenses			$ 6.6
Uncollateralized surety bond	10.3		7.9
Reclamation Liabilities [Member]
Provision for Reclamation Liabilities (Details) [Line Items]
Deposit with financial institution pledged as security	21.2		$ 20.6
KSM [Member]
Provision for Reclamation Liabilities (Details) [Line Items]
Security deposit	$ 0.5